e

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 5.8%
	FIXED INCOME - 5.8%
1,210,000	iShares MBS ETF				$ 130,958,300
1,705,000	Vanguard Mortgage-Backed Securities ETF				90,995,850
	TOTAL EXCHANGE-TRADED FUNDS (Cost $225,547,750)				221,954,150

	REAL ESTATE INVESTMENT TRUSTS — 1.6%
806,924	American Homes 4 Rent, Class A				31,348,997
854,144	Invitation Homes, Inc.				31,851,030
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $41,702,121)				63,200,027

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.1%
4,645,374	Amur Finance VI, LLC(a)(e)		8.0000	12/20/24	2,596,126
	TOTAL ASSET BACKED SECURITIES (Cost $4,638,713)

		Spread	Coupon Rate (%)	Maturity
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9%
1,095,031	ABFC 2004-OPT4 Trust(b)	US0001M + 2.700%	2.7920	07/25/33	1,129,808
1,955,532	ABFC 2004-OPT4 Trust(b)	US0001M + 1.770%	1.8610	12/25/33	1,917,688
5,353,030	ABFC 2005-HE1 Trust(b)	US0001M + 1.050%	1.1410	03/25/35	4,831,480
4,148,967	ABFC 2005-WMC1 Trust(b)	US0001M + 0.885%	0.9760	06/25/35	3,774,415
4,729,876	ABFC 2007-NC1 Trust(a),(b)	US0001M + 1.000%	1.0910	05/25/37	3,963,693
3,176,737	ABFS Mortgage Loan Trust 2002-2(c)		6.7850	07/15/33	2,554,769
3,859,652	ABFS Mortgage Loan Trust 2002-3(c)		5.9020	09/15/33	3,003,106
1,655,714	ABFS Mortgage Loan Trust 2003-2(a),(d)		8.0000	04/25/34	711,951

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
678,000	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 4.125%	4.2160	11/25/33	$ 686,339
423,398	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 2.025%	2.1170	06/25/34	411,434
1,628,178	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 2.775%	2.8660	11/25/34	1,982,444
4,851,061	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 1.950%	2.0410	12/25/34	3,668,955
928,684	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 1.320%	1.4110	01/25/35	833,035
4,124,303	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 1.845%	1.9370	04/25/35	3,191,618
3,999,484	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.585%	0.6770	02/25/36	3,846,272
22,566,580	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.420%	0.5110	04/25/36	19,943,488
2,695,116	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.420%	0.5110	06/25/36	2,732,848
4,244,821	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 0.435%	0.5260	08/25/36	4,209,311
2,417,000	ACE Securities Corp Home Equity Loan Trust Series(b)	US0001M + 4.500%	4.5920	08/25/40	1,836,494
5,746,528	Adjustable Rate Mortgage Trust 2005-2(b)	US0001M + 1.350%	1.4420	06/25/35	4,025,284
232,906	Adjustable Rate Mortgage Trust 2005-3(d)		2.8140	07/25/35	203,616
4,546,595	Aegis Asset Backed Securities Trust Mortgage(b)	US0001M + 3.000%	3.0920	06/25/34	4,456,763
833,937	Aegis Asset Backed Securities Trust Mortgage(b)	US0001M + 5.250%	5.3420	10/25/34	831,550
21,320,000	Aegis Asset Backed Securities Trust Mortgage(b)	US0001M + 0.750%	0.8420	10/25/35	17,417,088
3,730,431	Aegis Asset Backed Securities Trust Mortgage(b)	US0001M + 0.675%	0.7670	12/25/35	3,319,474
1,159,723	Alternative Loan Trust 2004-J9(b)	US0001M + 2.775%	2.8660	10/25/34	1,082,226
894,972	Alternative Loan Trust 2006-OA22(b)	US0001M + 0.240%	0.3310	02/25/47	681,715
8,742,684	American Home Mortgage Investment Trust 2006-1(b)	US0001M + 0.380%	0.4710	03/25/46	6,515,864
1,064,988	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Ser(b)	US0001M + 3.300%	3.3910	08/25/32	1,045,748
2,199,965	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 2.700%	2.7920	05/25/34	2,187,344
3,607,916	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 4.500%	4.5920	05/25/34	3,182,510
2,409,578	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.800%	1.8920	09/25/34	2,265,416
2,722,790	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.920%	2.0110	09/25/34	2,375,591
2,907,002	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 2.100%	2.1920	10/25/34	2,258,783
2,351,672	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 2.100%	2.1920	11/25/34	2,300,187
3,778,100	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.890%	1.9820	01/25/35	3,524,632
8,475,187	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.500%	1.5910	03/25/35	8,086,834
6,000,000	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.050%	1.1410	07/25/35	5,475,014
7,500,000	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.800%	1.8920	07/25/35	6,721,199
3,334,138	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.830%	1.9220	07/25/35	2,965,252
10,479,946	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.725%	1.8160	08/25/35	6,924,859
9,496,577	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.095%	1.1860	09/25/35	7,784,097

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
26,084,000	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 1.035%	1.1270	01/25/36	$ 22,036,439
1,156,936	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 2.175%	2.2660	01/25/36	1,010,604
8,108,399	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 0.840%	0.9320	03/25/36	8,251,643
5,025,685	Ameriquest Mortgage Securities Asset-Backed(b)	US0001M + 0.735%	0.5820	04/25/36	4,740,098
2,787	Amresco Residential Securities Corp Mort Loan(b)	US0001M + 1.350%	1.9420	11/25/29	2,762
36,874,257	Argent Securities Inc Asset-Backed Pass-Through(b)	US0001M + 0.795%	0.8860	10/25/35	33,852,244
21,347,516	Argent Securities Inc Asset-Backed Pass-Through(b)	US0001M + 0.690%	0.7810	01/25/36	22,021,051
5,285,999	Argent Securities Inc Asset-Backed Pass-Through(b)	US0001M + 0.615%	0.7060	03/25/36	6,424,932
1,649,838	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 6.000%	6.0730	06/15/33	1,778,902
3,202,325	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 1.050%	1.1410	06/25/35	1,249,105
17,765,000	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 0.960%	1.0510	11/25/35	16,377,010
17,965,590	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 0.300%	0.3920	03/25/36	17,322,353
7,500,000	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 0.280%	0.3710	07/25/36	6,736,309
27,342,937	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 0.230%	0.3220	11/25/36	28,007,852
1,481,248	Banc of America Funding 2004-B Trust(d)		2.5860	12/20/34	1,292,331
7,086,078	Banc of America Funding 2006-G Trust(b)	US0001M + 0.480%	0.5730	07/20/36	8,731,678
2,927,745	Banc of America Mortgage 2004-K Trust(d)		2.8480	12/25/34	2,248,159
5,459,000	Bayview Financial Mortgage Pass-Through Trust(b)	US0001M + 2.475%	2.5700	02/28/41	5,527,124
2,276,165	Bear Stearns ALT-A Trust 2004-6(b)	US0001M + 2.850%	2.9410	07/25/34	2,662,030
29,290	Bear Stearns ARM Trust 2003-8(d)		2.3750	01/25/34	28,354
434,898	Bear Stearns ARM Trust 2004-7(d)		2.6250	10/25/34	376,606
3,959,393	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 0.945%	1.0370	09/25/34	2,995,520
2,980,801	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 2.550%	2.6420	12/25/34	2,305,199
2,727,567	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 2.325%	2.4160	01/25/35	2,752,173
2,513,233	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.875%	1.9660	04/25/35	2,481,508
9,897,885	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.800%	1.8920	10/25/35	9,258,216
1,136,433	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.050%	1.1410	11/25/35	1,117,733
30,796,208	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 0.290%	0.3810	11/25/36	28,080,703
3,000,000	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.600%	1.6910	08/25/37	2,794,975
8,398,000	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 0.400%	0.4920	10/25/37	7,059,958
1,299,981	Bear Stearns Asset Backed Securities I Trust(b)	US0001M + 1.750%	1.8420	10/25/37	1,095,879
2,945,218	Bear Stearns Asset Backed Securities Trust 2006-4(b)	US0001M + 0.750%	0.8420	10/25/36	820,036
16,250,000	BNC Mortgage Loan Trust 2007-2(b)	US0001M + 0.290%	0.3810	05/25/37	13,548,356
14,219,510	Carrington Mortgage Loan Trust Series 2005-NC5(b)	US0001M + 0.780%	0.8710	10/25/35	13,287,057

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
3,909,064	Carrington Mortgage Loan Trust Series 2006-FRE1(b)	US0001M + 0.150%	0.2410	04/25/36	$ 3,799,563
11,328,589	Carrington Mortgage Loan Trust Series 2006-FRE1(b)	US0001M + 0.250%	0.3410	04/25/36	10,081,340
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1(b)	US0001M + 0.300%	0.3920	07/25/36	35,813,076
3,221,927	Carrington Mortgage Loan Trust Series 2006-FRE2(b)	US0001M + 0.250%	0.3410	10/25/36	2,938,460
24,526,000	Carrington Mortgage Loan Trust Series 2006-NC1(b)	US0001M + 0.420%	0.5110	01/25/36	22,705,565
25,962,000	Carrington Mortgage Loan Trust Series 2006-NC2(b)	US0001M + 0.270%	0.3620	06/25/36	22,370,856
30,000,000	Carrington Mortgage Loan Trust Series 2006-NC3(b)	US0001M + 0.240%	0.3310	08/25/36	25,461,543
32,364,300	Carrington Mortgage Loan Trust Series 2006-NC4(b)	US0001M + 0.240%	0.3310	10/25/36	28,225,375
8,126,040	Carrington Mortgage Loan Trust Series 2006-NC4(b)	US0001M + 0.300%	0.3920	10/25/36	7,555,878
9,823,000	Carrington Mortgage Loan Trust Series 2006-OPT1(b)	US0001M + 0.555%	0.6460	02/25/36	8,544,139
8,656,020	Carrington Mortgage Loan Trust Series 2006-RFC1(b)	US0001M + 0.435%	0.5260	05/25/36	7,739,707
3,349,630	Carrington Mortgage Loan Trust Series 2007-FRE1(b)	US0001M + 0.260%	0.3520	02/25/37	3,238,668
13,274,488	Carrington Mortgage Loan Trust Series 2007-FRE1(b)	US0001M + 0.500%	0.5920	02/25/37	11,517,560
19,000,000	Carrington Mortgage Loan Trust Series 2007-HE1(b)	US0001M + 0.290%	0.3810	06/25/37	15,934,019
22,415,000	Carrington Mortgage Loan Trust Series 2007-RFC1(b)	US0001M + 0.220%	0.3120	10/25/36	18,896,856
13,349,789	Carrington Mortgage Loan Trust Series 2007-RFC1(b)	US0001M + 0.260%	0.3520	12/25/36	9,995,632
3,774,725	Centex Home Equity Loan Trust 2002-C(b)	US0001M + 1.150%	1.2410	09/25/32	3,721,492
164,459	Centex Home Equity Loan Trust 2004-B(b)	US0001M + 2.325%	2.4160	03/25/34	2,260
3,669,168	Centex Home Equity Loan Trust 2004-C(b)	US0001M + 1.725%	1.8160	06/25/34	3,440,701
1,828,378	Centex Home Equity Loan Trust 2004-C(b)	US0001M + 2.100%	2.1920	06/25/34	550,278
83,072	Centex Home Equity Loan Trust 2004-D(b)	US0001M + 1.545%	1.6360	09/25/34	87,328
12,568,353	Centex Home Equity Loan Trust 2005-D(b)	US0001M + 1.800%	1.8920	10/25/35	12,573,242
17,000,000	Centex Home Equity Loan Trust 2006-A(b)	US0001M + 0.370%	0.4610	06/25/36	14,840,298
3,300,000	ChaseFlex Trust Series 2007-2(b)	US0001M + 0.440%	0.5320	05/25/37	2,587,887
418,069	CHL Mortgage Pass-Through Trust 2004-6(d)		3.2280	05/25/34	417,107
81,751,747	CIT Mortgage Loan Trust 2007-1(a),(b)	US0001M + 1.750%	1.8420	12/25/21	31,083,772
14,454,834	CIT Mortgage Loan Trust 2007-1(a),(b)	US0001M + 1.750%	1.8420	10/25/37	5,529,945
1,622,515	Citigroup Mortgage Loan Trust 2004-OPT1(b)	US0001M + 2.625%	2.7160	10/25/34	1,495,570
915,445	Citigroup Mortgage Loan Trust 2005-3(d)		2.8660	08/25/35	853,618
5,943,243	Citigroup Mortgage Loan Trust 2006-AMC1(b)	US0001M + 0.435%	0.5260	09/25/36	6,322,245
2,440,197	Citigroup Mortgage Loan Trust 2006-AMC1(b)	US0001M + 0.520%	0.6110	09/25/36	2,270,895
3,000,000	Citigroup Mortgage Loan Trust 2006-HE2(b)	US0001M + 0.380%	0.4710	08/25/36	2,571,968
9,481,197	Citigroup Mortgage Loan Trust 2006-NC1(b)	US0001M + 0.435%	0.5260	08/25/36	9,218,481
4,898,311	Citigroup Mortgage Loan Trust 2006-WMC1(b)	US0001M + 0.615%	0.7060	12/25/35	4,331,841

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
787,806	Citigroup Mortgage Loan Trust 2007-10(d)		3.0240	09/25/37	$ 720,330
10,330,135	Citigroup Mortgage Loan Trust 2007-AHL1(b)	US0001M + 0.270%	0.3620	12/25/36	10,967,865
5,530,288	Citigroup Mortgage Loan Trust 2007-AMC4(b)	US0001M + 0.300%	0.3920	05/25/37	5,637,195
1,537,245	Citigroup Mortgage Loan Trust 2007-WFHE1(b)	US0001M + 0.360%	0.4520	01/25/37	1,405,301
9,062,226	Citigroup Mortgage Loan Trust 2007-WFHE2(b)	US0001M + 0.650%	0.7410	03/25/37	9,031,580
2,301,000	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 4.500%	4.5920	12/25/33	2,323,234
2,000,000	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 1.680%	1.7710	07/25/35	2,002,760
6,302,000	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 0.280%	0.3710	06/25/37	5,161,881
1,437,000	Citigroup Mortgage Loan Trust, Inc.(b)	US0001M + 2.500%	2.5910	07/25/37	1,249,761
2,984,036	Connecticut Avenue Securities Trust 2018-R07 Series 2018-R07 Class 1M2(a),(b)	US0001M + 2.400%	2.4910	04/25/31	3,002,721
3,000,000	Connecticut Avenue Securities Trust 2019-R04(a),(b)	US0001M + 5.250%	5.3420	06/25/39	3,118,950
1,250,000	Connecticut Avenue Securities Trust 2019-R05(a),(b)	US0001M + 4.100%	4.1920	07/25/39	1,275,246
21,750,000	Connecticut Avenue Securities Trust 2019-R06(a),(b)	US0001M + 3.750%	3.8410	09/25/39	22,096,217
11,760,900	Connecticut Avenue Securities Trust 2020-R01(a),(b)	US0001M + 2.050%	2.1410	01/25/40	11,821,692
5,990,000	Connecticut Avenue Securities Trust 2020-R01(a),(b)	US0001M + 3.250%	3.3410	01/25/40	6,009,808
8,507,981	Connecticut Avenue Securities Trust 2020-R02(a),(b)	US0001M + 2.000%	2.0910	01/25/40	8,554,227
12,000,000	Connecticut Avenue Securities Trust 2020-R02(a),(b)	US0001M + 3.000%	3.0920	01/25/40	11,940,924
3,934,928	Conseco Finance Corporation(d)		7.2400	11/15/28	3,975,610
4,791,786	Conseco Finance Corporation(d)		6.9800	09/01/30	4,566,938
196,192	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 5.625%	5.7170	10/25/32	209,355
330,294	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 4.500%	4.5920	11/25/33	368,744
1,813,521	Countrywide Asset-Backed Certificates(b)	US0001M + 2.625%	2.7160	10/25/34	1,824,539
6,080,000	Countrywide Asset-Backed Certificates(a),(c)		5.0000	11/25/35	5,991,420
3,830,524	Countrywide Asset-Backed Certificates(b)	US0001M + 1.725%	1.8160	12/25/35	2,815,883
5,202,559	Countrywide Asset-Backed Certificates(b)	US0001M + 1.500%	1.5910	01/25/36	4,263,558
3,926,587	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 1.095%	1.1860	02/25/36	3,385,718
3,200,000	Countrywide Asset-Backed Certificates(b)	US0001M + 0.730%	0.8210	04/25/36	2,666,645
17,000,000	Countrywide Asset-Backed Certificates(b)	US0001M + 0.735%	0.8260	04/25/36	13,367,885
2,458,459	Countrywide Asset-Backed Certificates(b)	US0001M + 0.660%	0.7520	06/25/36	2,531,012
3,391,773	Countrywide Asset-Backed Certificates(b)	US0001M + 0.585%	0.6770	07/25/36	2,209,018
8,835,066	Countrywide Asset-Backed Certificates(b)	US0001M + 0.330%	0.4210	03/25/37	8,999,250
22,182,910	Countrywide Asset-Backed Certificates(b)	US0001M + 0.250%	0.3410	06/25/37	21,318,393
3,060,527	Countrywide Asset-Backed Certificates(b)	US0001M + 0.340%	0.4310	06/25/37	2,741,586
25,939,141	Countrywide Asset-Backed Certificates(b)	US0001M + 0.270%	0.3620	11/25/37	22,721,225

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
11,551,276	Countrywide Asset-Backed Certificates(b)	US0001M + 0.230%	0.3220	05/25/47	$ 9,190,146
27,465,023	Countrywide Asset-Backed Certificates(b)	US0001M + 0.250%	0.3410	06/25/47	25,064,165
18,624,839	Countrywide Asset-Backed Certificates(b)	US0001M + 0.260%	0.3520	06/25/47	15,541,064
8,674,909	Countrywide Asset-Backed Certificates(b)	US0001M + 0.260%	0.3520	06/25/47	8,702,770
1,769,573	Credit Suisse First Boston Mortgage Securities(b)	US0001M + 1.500%	1.5910	02/25/32	1,838,236
1,238,572	Credit Suisse First Boston Mortgage Securities(b)	US0001M + 3.850%	3.9410	04/25/34	597,452
1,681,619	Credit-Based Asset Servicing and Securitization,(a),(b)	US0001M + 4.500%	4.5920	03/25/33	1,013,380
268,764	Credit-Based Asset Servicing and Securitization,(a),(b)	US0001M + 2.850%	2.9410	10/25/34	263,291
3,943,000	Credit-Based Asset Servicing and Securitization,(a),(c)		6.0000	09/25/35	3,806,526
1,635,850	Credit-Based Asset Servicing and Securitization,(b)	US0001M + 0.660%	0.7520	12/25/35	993,938
1,997,993	Credit-Based Asset Servicing and Securitization,(b)	US0001M + 2.625%	2.7160	12/25/35	1,759,819
3,533,702	Credit-Based Asset Servicing and Securitization,(a),(c)		7.2500	03/25/46	1,327,662
1,465,830	CSFB Mortgage-Backed Pass-Through Certificates(d)		2.6520	10/25/33	1,241,536
4,288,839	CWABS Asset-Backed Certificates Trust 2004-7(b)	US0001M + 2.100%	2.1920	10/25/34	2,470,259
1,270,633	CWABS Asset-Backed Certificates Trust 2004-9(b)	US0001M + 1.650%	1.7420	11/25/34	1,064,423
2,346,689	CWABS Asset-Backed Certificates Trust 2005-1(b)	US0001M + 2.100%	2.1920	07/25/35	2,022,284
1,960,553	CWABS Asset-Backed Certificates Trust 2005-11(b)	US0001M + 1.080%	1.1720	02/25/36	1,216,036
22,674,856	CWABS Asset-Backed Certificates Trust 2005-14(b)	US0001M + 1.170%	1.2620	04/25/36	21,924,901
6,088,116	CWABS Asset-Backed Certificates Trust 2005-16(b)	US0001M + 0.760%	0.8520	05/25/36	2,901,551
5,745,052	CWABS Asset-Backed Certificates Trust 2006-7(b)	US0001M + 0.420%	0.5110	04/25/46	5,885,581
6,800,000	CWABS Asset-Backed Certificates Trust 2007-11(b)	US0001M + 0.300%	0.3920	06/25/47	5,648,217
26,400,000	CWABS Asset-Backed Certificates Trust 2007-11(b)	US0001M + 0.300%	0.3920	06/25/47	23,188,321
17,953,000	CWABS Asset-Backed Certificates Trust 2007-12(b)	US0001M + 0.970%	1.0610	08/25/47	14,361,572
4,000,000	CWABS Asset-Backed Certificates Trust 2007-12(b)	US0001M + 0.970%	1.0610	08/25/47	3,178,258
9,916,000	CWABS Asset-Backed Certificates Trust 2007-13(b)	US0001M + 1.500%	1.5910	10/25/47	8,780,947
1,659,647	Delta Funding Home Equity Loan Trust 1997-3		7.6500	10/25/28	1,601,809
1,355,353	Delta Funding Home Equity Loan Trust 1998-1(b)	US0001M + 0.825%	0.9160	05/25/30	1,126,899
1,444,414	Delta Funding Home Equity Loan Trust 1999-1(d)		6.8000	03/15/28	1,347,825
1,708,216	Delta Funding Home Equity Loan Trust 1999-2		7.3700	08/15/30	1,268,971
977,515	Delta Funding Home Equity Loan Trust 2000-3(c)		8.3900	11/15/30	922,115
6,841,033	Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1 Class A-4(b)	US0001M + 0.300%	0.3920	04/25/36	6,918,121
710,151	Deutsche Mortgage Securities Inc Mortgage Loan(a),(b)	US0001M + 0.350%	0.4230	04/15/36	569,755
1,803,984	DSLA Mortgage Loan Trust 2004-AR1(b)	US0001M + 1.125%	1.2180	09/19/44	1,145,256
11,250,000	Ellington Loan Acquisition Trust 2007-1(a),(b)	US0001M + 2.100%	2.1920	05/25/37	11,089,121

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
19,156,000	Ellington Loan Acquisition Trust 2007-2(a),(b)	US0001M + 1.600%	1.6910	05/25/37	$ 19,333,164
4,245,000	EMC Mortgage Loan Trust(a),(b)	US0001M + 3.375%	3.4670	01/25/41	3,516,011
12,420,725	Encore Credit Receivables Trust 2005-2(b)	US0001M + 0.975%	1.0660	11/25/35	12,071,318
10,470,277	Encore Credit Receivables Trust 2005-3(b)	US0001M + 1.755%	1.8470	10/25/35	11,049,074
6,708,033	Encore Credit Receivables Trust 2005-4(b)	US0001M + 1.050%	1.1410	01/25/36	5,969,842
2,280,535	EquiFirst Mortgage Loan Trust 2004-2(b)	US0001M + 5.100%	5.1910	10/25/34	2,127,697
1,782,268	EquiFirst Mortgage Loan Trust 2005-1(b)	US0001M + 1.800%	1.8920	04/25/35	1,772,017
4,272,268	Equity One Mortgage Pass-Through Trust 2003-3(d)		5.4590	12/25/33	3,793,033
12,646,115	Fannie Mae Connecticut Avenue Securities(a),(b)	US0001M + 3.000%	3.0920	07/25/24	12,753,612
5,517,212	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 4.900%	4.9920	11/25/24	5,700,218
1,383,802	Fannie Mae Connecticut Avenue Securities(a),(b)	US0001M + 3.650%	3.7420	09/25/29	1,435,218
12,200,000	Fannie Mae Connecticut Avenue Securities(a),(b)	US0001M + 5.500%	5.5910	09/25/29	13,302,275
4,456,787	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 3.000%	3.0920	10/25/29	4,599,966
8,484,375	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 2.850%	2.9410	11/25/29	8,703,530
2,445,000	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 4.450%	4.5420	02/25/30	2,561,809
2,220,448	Fannie Mae Connecticut Avenue Securities Series 2017-C07 Class 2M2(b)	US0001M + 2.500%	2.5910	05/25/30	2,249,774
15,000,000	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 4.000%	4.0920	08/25/30	15,347,691
8,500,000	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 4.500%	4.5920	12/25/30	8,895,845
8,319,000	Fannie Mae Connecticut Avenue Securities(a),(b)	US0001M + 4.250%	4.3410	01/25/31	8,715,197
5,250,000	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 3.750%	3.8410	03/25/31	5,401,900
9,850,000	Fannie Mae Connecticut Avenue Securities(b)	US0001M + 4.100%	4.1920	03/25/31	10,179,205
1,724,282	Finance America Mortgage Loan Trust 2004-3(b)	US0001M + 1.650%	1.7420	11/25/34	1,708,816
12,304,961	FINANCE OF AMERICA STRUCTURED 2.00% 03/25/2069(a)		2.0000	03/25/69	13,467,451
12,760,208	Finance of America Structured Securities Trust JR2(a)		2.0000	11/25/69	13,424,068
1,894,701	First Franklin Mortgage Loan Trust 2003-FF4(b)	US0001M + 2.475%	2.5670	10/25/33	1,679,089
1,581,266	First Franklin Mortgage Loan Trust 2004-FF10(b)	US0001M + 2.325%	2.4160	05/25/34	1,416,238
1,764,933	First Franklin Mortgage Loan Trust 2004-FF2(b)	US0001M + 1.875%	1.9660	03/25/34	1,784,162
2,112,624	First Franklin Mortgage Loan Trust 2004-FF3(b)	US0001M + 2.400%	2.4910	11/25/34	2,134,107
843,880	First Franklin Mortgage Loan Trust 2004-FF4(b)	US0001M + 2.250%	2.3420	06/25/34	848,732
2,053,616	First Franklin Mortgage Loan Trust 2004-FF6(b)	US0001M + 2.175%	2.2660	07/25/34	2,049,970
2,694,735	First Franklin Mortgage Loan Trust 2004-FF7(c)		5.5000	09/25/34	2,791,748
4,744,789	First Franklin Mortgage Loan Trust 2004-FFH2(b)	US0001M + 1.575%	1.6670	06/25/34	4,579,174
7,370,094	First Franklin Mortgage Loan Trust 2005-FF11(b)	US0001M + 0.930%	1.0220	11/25/35	6,581,454
9,412,521	First Franklin Mortgage Loan Trust 2005-FF2(b)	US0001M + 1.050%	1.1410	03/25/35	8,914,746

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
3,658,071	First Franklin Mortgage Loan Trust 2005-FF5(b)	US0001M + 1.200%	1.2920	05/25/35	$ 3,076,575
19,923,765	First Franklin Mortgage Loan Trust 2005-FF9(b)	US0001M + 0.810%	0.9020	10/25/35	20,991,786
4,270,635	First Franklin Mortgage Loan Trust 2005-FFH2(a),(b)	US0001M + 1.050%	1.1410	04/25/35	4,012,641
12,473,000	First Franklin Mortgage Loan Trust 2006-FF1(b)	US0001M + 0.690%	0.7810	01/25/36	11,935,031
15,000,000	First Franklin Mortgage Loan Trust 2006-FF14(b)	US0001M + 0.310%	0.4020	10/25/36	12,965,654
11,731,413	First Franklin Mortgage Loan Trust 2006-FF4(b)	US0001M + 0.540%	0.6320	03/25/36	10,344,066
3,860,000	First Franklin Mortgage Loan Trust 2006-FF5(b)	US0001M + 0.405%	0.4970	04/25/36	3,249,386
2,348,967	First Franklin Mortgage Loan Trust 2006-FF7(b)	US0001M + 0.375%	0.4660	05/25/36	1,744,949
5,641,589	First Franklin Mortgage Loan Trust 2006-FF9(b)	US0001M + 0.375%	0.4660	06/25/36	6,018,959
4,000,000	First Franklin Mortgage Loan Trust 2006-FF9(b)	US0001M + 0.500%	0.5920	06/25/36	3,712,662
1,417,005	First Franklin Mortgage Loan Trust2006-FF3(b)	US0001M + 0.585%	0.6770	02/25/36	1,091,201
7,276,392	Freddie Mac Stacr Remic Trust 2019-Hqa4(a),(b)	US0001M + 2.050%	2.1410	11/25/49	7,307,893
6,947,000	Freddie Mac Stacr Remic Trust 2019-Hqa4(a),(b)	US0001M + 6.600%	6.6920	11/25/49	7,328,752
3,883,000	Freddie Mac Stacr Remic Trust 2020-DNA1(a),(b)	US0001M + 5.250%	5.3420	01/25/50	3,895,928
807,523	Freddie Mac STACR Remic Trust 2020-DNA2(a),(b)	US0001M + 0.750%	0.8420	02/25/50	807,619
26,300,000	Freddie Mac STACR Remic Trust 2020-DNA2(a),(b)	US0001M + 2.500%	2.5910	02/25/50	26,424,558
5,750,000	Freddie Mac STACR REMIC Trust 2020-DNA4(a),(b)	US0001M + 10.000%	10.0910	08/25/50	7,312,461
3,470,376	Freddie Mac STACR REMIC Trust 2020-HQA1(a),(b)	US0001M + 1.900%	1.9910	01/25/50	3,483,137
7,250,000	Freddie Mac STACR REMIC Trust 2020-HQA1(a),(b)	US0001M + 2.350%	2.4410	01/25/50	7,239,839
1,100,000	Freddie Mac STACR REMIC Trust 2020-HQA1(a),(b)	US0001M + 5.100%	5.1910	01/25/50	1,094,007
23,000,000	Freddie Mac Stacr Remic Trust 2020-HQA2(a),(b)	US0001M + 3.100%	3.1920	03/25/50	23,387,637
1,000,000	Freddie Mac Stacr Remic Trust 2020-HQA2(a),(b)	US0001M + 7.600%	7.6920	03/25/50	1,068,346
2,483,719	Freddie Mac STACR REMIC Trust 2020-HQA4(a),(b)	US0001M + 3.150%	3.2420	09/25/50	2,513,600
4,500,000	Freddie Mac STACR REMIC Trust 2020-HQA4(a),(b)	US0001M + 5.250%	5.3420	09/25/50	4,766,982
5,250,000	Freddie Mac STACR REMIC Trust 2020-HQA4(a),(b)	US0001M + 9.400%	9.4920	09/25/50	6,596,962
1,773,388	Freddie Mac STACR Trust 2019-DNA1(b)	US0001M + 2.650%	2.7420	01/25/49	1,801,078
2,000,000	Freddie Mac STACR Trust 2019-DNA2(b)	US0001M + 10.500%	10.5910	03/25/49	2,296,814
6,506,342	Freddie Mac STACR Trust 2019-DNA3(b)	US0001M + 2.050%	2.1410	07/25/49	6,570,229
1,500,000	Freddie Mac STACR Trust 2019-DNA3(b)	US0001M + 3.250%	3.3410	07/25/49	1,517,259
7,617,574	Freddie Mac STACR Trust 2019-HQA2(b)	US0001M + 2.050%	2.1410	04/25/49	7,684,926
8,620,568	Freddie Mac Structured Agency Credit Risk Debt(b)	US0001M + 2.300%	2.3920	09/25/30	8,754,391
1,525,481	Fremont Home Loan Trust 2004-3(b)	US0001M + 1.875%	1.9660	11/25/34	1,375,300
375,966	Fremont Home Loan Trust 2004-4(b)	US0001M + 0.915%	1.0060	03/25/35	346,011

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
1,524,417	Fremont Home Loan Trust 2004-4(b)	US0001M + 1.425%	1.5160	03/25/35	$ 1,381,329
3,085,111	Fremont Home Loan Trust 2004-4(b)	US0001M + 1.500%	1.5910	03/25/35	1,678,078
934,690	Fremont Home Loan Trust 2004-D(b)	US0001M + 0.945%	1.0370	11/25/34	874,365
5,818,559	Fremont Home Loan Trust 2005-1(a),(b)	US0001M + 1.800%	1.8920	06/25/35	2,357,644
12,370,598	Fremont Home Loan Trust 2005-2(b)	US0001M + 0.975%	1.0660	06/25/35	9,438,248
6,191,017	Fremont Home Loan Trust 2005-A(b)	US0001M + 1.050%	1.1410	01/25/35	4,836,872
4,554,988	Fremont Home Loan Trust 2005-C(b)	US0001M + 0.990%	1.0820	07/25/35	3,062,032
3,972,000	Fremont Home Loan Trust 2005-E(b)	US0001M + 0.675%	0.7670	01/25/36	3,624,630
8,860,691	GE-WMC Asset-Backed Pass Through Certificates(b)	US0001M + 0.690%	0.7810	10/25/35	8,469,122
2,123,180	GreenPoint Mortgage Funding Trust 2005-HY1(b)	US0001M + 0.885%	0.9760	07/25/35	2,114,424
3,328,179	GreenPoint Mortgage Funding Trust Series 2006-AR4(b)	US0001M + 0.320%	0.4120	09/25/46	3,120,522
4,031,004	GSAA Home Equity Trust 2004-11(b)	US0001M + 1.425%	1.5160	12/25/34	3,592,659
4,921,981	GSAA Home Equity Trust 2004-8(b)	US0001M + 1.725%	1.8160	09/25/34	4,705,840
9,305,000	GSAA Home Equity Trust 2005-4(b)	US0001M + 1.050%	1.1410	03/25/35	9,503,412
1,665,117	GSAA Home Equity Trust 2005-5(b)	US0001M + 2.550%	2.6420	02/25/35	1,300,189
4,830,733	GSAA Home Equity Trust 2005-8(b)	US0001M + 0.780%	0.8710	06/25/35	3,993,943
9,491,436	GSAA Trust(b)	US0001M + 1.155%	1.2460	06/25/35	6,910,049
20,180,344	GSAA Trust(b)	US0001M + 0.570%	0.6620	12/25/35	17,322,434
457,666	GSAMP Trust 2004-NC2(a),(b)	US0001M + 3.375%	3.4670	10/25/34	408,872
4,379,229	GSAMP Trust 2005-AHL2(b)	US0001M + 0.440%	0.5320	12/25/35	3,467,782
13,226,000	GSAMP Trust 2005-HE4(b)	US0001M + 0.945%	1.0370	07/25/45	11,308,649
5,444,248	GSAMP Trust 2005-HE5(b)	US0001M + 1.050%	1.1410	11/25/35	3,241,478
19,881,128	GSAMP Trust 2005-WMC3(b)	US0001M + 0.675%	0.7670	12/25/35	18,219,587
32,962,802	GSAMP Trust 2006-HE3(b)	US0001M + 0.420%	0.5110	05/25/46	31,569,836
7,218,572	GSAMP Trust 2006-HE5(b)	US0001M + 0.300%	0.3920	08/25/36	6,496,035
5,778,656	GSAMP Trust 2006-HE8(b)	US0001M + 0.250%	0.3410	01/25/37	4,554,491
5,148,808	GSAMP Trust 2006-NC1(b)	US0001M + 0.570%	0.6620	02/25/36	6,074,871
1,987,769	GSAMP Trust 2006-SD2(a),(b)	US0001M + 0.705%	0.7960	05/25/46	1,507,510
3,000,000	GSAMP Trust 2007-HSBC1(b)	US0001M + 2.250%	2.3420	02/25/47	3,246,744
11,590	GSR Mortgage Loan Trust 2005-7F(b)	US0001M + 0.500%	0.5920	09/25/35	11,201
1,764,683	GSRPM Mortgage Loan Trust 2003-1(b)	US0001M + 6.750%	6.8420	01/25/32	1,708,679
3,066,230	GSRPM Mortgage Loan Trust 2007-1(a),(b)	US0001M + 0.400%	0.4920	10/25/46	2,895,541
1,625,018	GSRPM Mortgage Loan Trust Series 2002-1(a),(b)	US0001M + 1.950%	2.0410	11/25/31	1,635,590
1,052,083	GSRPM Mortgage Loan Trust Series 2004-1(a),(b)	US0001M + 5.250%	5.3420	09/25/42	952,214

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
1,970,868	HarborView Mortgage Loan Trust 2005-11(b)	US0001M + 0.760%	0.8530	08/19/45	$ 1,852,867
1,742,255	HarborView Mortgage Loan Trust 2005-15(b)	US0001M + 0.740%	0.8330	10/20/45	1,317,739
1,243,824	HarborView Mortgage Loan Trust 2006-12(b)	US0001M + 0.250%	0.3430	01/19/38	1,257,329
4,938,415	Home Equity Asset Trust(b)	US0001M + 1.245%	1.3360	05/25/35	5,122,944
2,270,525	Home Equity Asset Trust 2005-6(b)	US0001M + 1.065%	1.1560	12/25/35	3,502,526
11,722,089	Home Equity Asset Trust 2005-7(b)	US0001M + 0.750%	0.8420	01/25/36	11,695,563
9,628,931	Home Equity Asset Trust 2005-8(b)	US0001M + 0.705%	0.5610	02/25/36	10,465,079
8,725,708	Home Equity Asset Trust 2005-9(b)	US0001M + 0.660%	0.7520	04/25/36	8,604,295
6,947,232	Home Equity Asset Trust 2006-1(b)	US0001M + 0.930%	1.0220	04/25/36	7,064,079
30,133,882	Home Equity Asset Trust 2006-4(b)	US0001M + 0.480%	0.5720	08/25/36	31,995,495
875,791	Home Equity Mortgage Loan Asset-Backed Trust(d)		6.5370	11/25/30	907,005
4,703,389	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 2.325%	2.4160	07/25/34	4,293,328
9,000,000	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 1.950%	2.0410	03/25/35	9,011,624
6,475,000	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 1.800%	1.8920	08/25/35	5,649,877
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 0.915%	1.0060	10/25/35	8,021,307
7,353,745	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 0.600%	0.6910	03/25/36	5,479,141
15,915,368	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 0.705%	0.7960	03/25/36	12,278,105
16,667,511	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 0.540%	0.6320	06/25/36	14,723,014
4,363,926	Home Equity Mortgage Loan Asset-Backed Trust(b)	US0001M + 0.290%	0.3810	08/25/36	3,939,030
11,599,999	HSI Asset Securitization Corp Trust 2005-OPT1(b)	US0001M + 0.675%	0.7670	11/25/35	10,645,384
13,243,000	HSI Asset Securitization Corp Trust 2006-OPT1(b)	US0001M + 0.540%	0.6320	12/25/35	10,958,372
2,106,800	HSI Asset Securitization Corp Trust 2006-OPT4(b)	US0001M + 0.465%	0.5560	03/25/36	1,938,611
435,536	Impac CMB Trust Series 2004-10(b)	US0001M + 0.855%	0.9470	03/25/35	389,851
29,986	IndyMac INDX Mortgage Loan Trust 2004-AR6(d)		2.8680	10/25/34	29,555
776,737	IXIS Real Estate Capital Trust 2005-HE2(b)	US0001M + 1.035%	1.1270	09/25/35	669,015
10,000,000	JP Morgan Mortgage Acquisition Corp 2005-FLD1(b)	US0001M + 1.800%	1.8920	07/25/35	9,782,174
8,784,113	JP Morgan Mortgage Acquisition Corp 2005-OPT1(b)	US0001M + 1.065%	1.1560	06/25/35	8,252,113
16,317,000	JP Morgan Mortgage Acquisition Corp 2006-FRE1(b)	US0001M + 0.645%	0.7360	05/25/35	13,319,120
12,759,465	JP Morgan Mortgage Acquisition Trust 2006-ACC1(b)	US0001M + 0.320%	0.4120	05/25/36	9,209,898
5,077,212	JP Morgan Mortgage Acquisition Trust 2006-CH1(b)	US0001M + 1.800%	1.8920	07/25/36	4,846,068
2,674,786	JP Morgan Mortgage Acquisition Trust 2006-CW1(b)	US0001M + 0.450%	0.5420	05/25/36	2,825,361
10,415,425	JP Morgan Mortgage Acquisition Trust 2006-NC1(b)	US0001M + 0.510%	0.6010	04/25/36	9,054,739
5,706,000	JP Morgan Mortgage Acquisition Trust 2007-CH2(b)	US0001M + 0.530%	0.6220	01/25/37	5,442,644
7,553,000	JP Morgan Mortgage Acquisition Trust 2007-CH2(b)	US0001M + 0.600%	0.6910	01/25/37	6,755,014

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
4,455,704	JP Morgan Mortgage Acquisition Trust 2007-CH2(b)	US0001M + 0.750%	0.8420	01/25/37	$ 4,199,571
11,493,416	JP Morgan Mortgage Acquisition Trust 2007-CH3(b)	US0001M + 0.370%	0.4610	03/25/37	9,465,153
16,788,000	JP Morgan Mortgage Acquisition Trust 2007-CH4(b)	US0001M + 0.290%	0.3810	05/25/37	14,005,048
4,500,000	JP Morgan Mortgage Acquisition Trust 2007-CH5(b)	US0001M + 0.280%	0.3710	06/25/37	4,139,967
3,776,459	JP Morgan Mortgage Acquisition Trust 2007-HE1(b)	US0001M + 0.260%	0.3520	03/25/47	3,680,624
2,220,154	Long Beach Mortgage Loan Trust 2003-1(b)	US0001M + 6.000%	6.0910	03/25/33	2,994,890
1,094,272	Long Beach Mortgage Loan Trust 2004-5(b)	US0001M + 1.800%	1.8920	09/25/34	1,149,807
11,146,084	Long Beach Mortgage Loan Trust 2005-3(b)	US0001M + 0.705%	0.7960	08/25/45	11,290,653
815,073	MAFI II Remic Trust 1998-A		6.0000	02/20/27	731,252
735,175	MASTR Adjustable Rate Mortgages Trust 2004-5(d)		2.5190	07/25/34	568,517
721,262	MASTR Alternative Loan Trust 2002-2(d)		7.0990	10/25/32	117,928
1,507,803	Mastr Asset Backed Securities Trust 2003-OPT2(b)	US0001M + 5.775%	5.8660	05/25/33	1,303,579
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3(b)	US0001M + 1.800%	1.8920	10/25/34	1,823,022
358,922	Mastr Asset Backed Securities Trust 2005-NC1(b)	US0001M + 2.295%	2.3870	12/25/34	708,218
6,609,200	Mastr Asset Backed Securities Trust 2006-AM3(b)	US0001M + 0.260%	0.3520	10/25/36	5,801,329
3,955,238	Mastr Asset Backed Securities Trust 2007-HE1(b)	US0001M + 0.300%	0.3920	05/25/37	3,319,975
901,537	Mastr Specialized Loan Trust(a),(b)	US0001M + 2.265%	2.6420	07/25/35	953,591
1,433,241	Mastr Specialized Loan Trust(a),(b)	US0001M + 1.250%	1.3420	11/25/35	942,831
2,592,605	Mastr Specialized Loan Trust(a),(b)	US0001M + 0.975%	1.0660	01/25/36	2,558,051
6,442,925	Mastr Specialized Loan Trust(a),(b)	US0001M + 2.400%	2.4910	01/25/36	4,436,585
5,043,704	Mastr Specialized Loan Trust(b)	US0001M + 0.420%	0.5110	06/25/46	4,628,322
1,265,803	Meritage Mortgage Loan Trust 2004-2(b)	US0001M + 1.725%	1.8160	01/25/35	1,033,852
4,540,938	Meritage Mortgage Loan Trust 2005-2(b)	US0001M + 0.795%	0.8860	11/25/35	4,367,752
17,470,959	Merrill Lynch First Franklin Mortgage Loan Trust(b)	US0001M + 1.750%	1.8420	10/25/37	15,926,383
3,223,917	Merrill Lynch Mortgage Investors Trust 2002-AFC1(b)	US0001M + 3.450%	3.5420	09/25/32	3,250,308
21,919	Merrill Lynch Mortgage Investors Trust MLMI Series(b)	US0012M + 1.625%	1.9060	12/25/32	21,868
135,191	Merrill Lynch Mortgage Investors Trust MLMI Series(b)	US0006M + 1.500%	1.6710	02/25/33	136,352
518,451	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 2.175%	2.2660	07/25/34	502,866
1,504,514	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 2.400%	2.4910	10/25/34	1,567,431
5,863,008	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 0.975%	1.0660	04/25/35	6,098,855
2,847,836	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 2.025%	2.1170	06/25/35	2,807,653
9,006,467	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 1.050%	1.1410	04/25/36	9,023,809
5,792,111	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 1.005%	1.0960	06/25/36	5,429,860
6,759,000	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 0.600%	0.6910	12/25/36	6,446,957

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
1,402,947	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 0.260%	0.3520	03/25/37	$ 1,304,487
6,904,408	Merrill Lynch Mortgage Investors Trust Series(b)	US0001M + 0.320%	0.4120	03/25/37	6,447,096
359,187	Merrill Lynch Mortgage Investors Trust Series MLCC(b)	US0001M + 1.005%	1.0960	03/25/30	282,347
3,996,154	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		2.0510	02/25/36	2,905,810
286,741	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE9(b)	US0001M + 1.575%	1.6670	11/25/34	274,726
4,173,609	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE9(b)	US0001M + 1.875%	1.9660	11/25/34	3,849,006
1,467,582	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC2(b)	US0001M + 5.250%	5.3420	07/25/34	1,961,926
1,643,359	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3(b)	US0001M + 1.350%	1.4420	01/25/35	1,623,369
293,209	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3(b)	US0001M + 1.650%	1.7420	01/25/35	38,568
13,624,752	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE4(b)	US0001M + 0.885%	0.9760	07/25/35	12,450,739
1,895,315	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC2(b)	US0001M + 0.975%	1.0660	02/25/35	1,543,997
4,210,516	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC3(b)	US0001M + 1.065%	1.1560	03/25/35	3,590,261
5,603,155	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5(b)	US0001M + 1.800%	1.8920	06/25/35	2,119,045
2,710,329	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC6(b)	US0001M + 1.065%	1.1560	07/25/35	2,518,556
10,466,381	Morgan Stanley A.B.S Capital I Inc Trust 2006-NC1(b)	US0001M + 0.630%	0.7220	12/25/35	9,667,935
3,683,627	Morgan Stanley A.B.S Capital I Inc Trust 2006-WMC1(b)	US0001M + 0.570%	0.6620	12/25/35	3,424,381
10,750,509	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6(b)	US0001M + 0.250%	0.3410	05/25/37	9,923,199
2,052,907	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6(b)	US0001M + 0.260%	0.3520	05/25/37	5,807,368
10,150,900	Morgan Stanley Capital I Inc Trust 2006-HE1(b)	US0001M + 0.555%	0.6460	01/25/36	8,848,031
1,642,790	Morgan Stanley Dean Witter Capital I Inc Trust(b)	US0001M + 5.625%	5.7170	02/25/33	1,675,072
5,308,259	Morgan Stanley Home Equity Loan Trust 2005-2(b)	US0001M + 1.065%	1.1560	05/25/35	4,347,838
85,966	Morgan Stanley Mortgage Loan Trust 2004-7AR(d)		2.5610	09/25/34	88,496
6,000,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(a),(b)	ICE LIBOR USD 1 Month + 3.250%	3.3410	10/15/49	6,097,340
1,500,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 B10(a),(b)	US0001M + 5.500%	5.5910	10/15/49	1,541,170
5,483,000	Nationstar Home Equity Loan Trust 2006-B(b)	US0001M + 0.370%	0.4610	09/25/36	5,126,179
7,359,332	Nationstar Home Equity Loan Trust 2007-A(b)	US0001M + 0.370%	0.4610	03/25/37	7,741,409
5,933,250	Nationstar Home Equity Loan Trust 2007-B(b)	US0001M + 0.470%	0.5610	04/25/37	5,963,061
18,463,000	Nationstar Home Equity Loan Trust 2007-C(b)	US0001M + 0.250%	0.3410	06/25/37	16,014,642
877,119	New Century Home Equity Loan Trust(d)		5.6500	08/25/34	868,515
6,600,908	New Century Home Equity Loan Trust 2004-4(b)	US0001M + 1.425%	1.5160	02/25/35	5,146,560
2,019,256	New Century Home Equity Loan Trust 2005-1(b)	US0001M + 1.200%	1.2920	03/25/35	1,923,868
3,681,092	New Century Home Equity Loan Trust 2006-2(b)	US0001M + 0.310%	0.4020	08/25/36	3,468,123
197,788	New Century Home Equity Loan Trust Series 2003-5(b)	US0001M + 0.800%	0.8920	11/25/33	185,354

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
38,580,213	New Century Home Equity Loan Trust Series 2005-B(b)	US0001M + 0.735%	0.8260	10/25/35	$ 36,399,897
16,212,131	New Century Home Equity Loan Trust Series 2005-C(b)	US0001M + 0.675%	0.7670	12/25/35	15,021,689
10,390,000	New Century Home Equity Loan Trust Series 2005-D(b)	US0001M + 0.705%	0.7960	02/25/36	9,404,620
19,918,000	Newcastle Mortgage Securities Trust 2007-1(b)	US0001M + 0.500%	0.5920	04/25/37	18,045,077
16,777	Nomura Asset Acceptance Corp Alternative Loan		7.0000	04/25/33	17,235
7,516	Nomura Asset Acceptance Corp Alternative Loan		6.0000	05/25/33	7,591
4,750,000	Nomura Home Equity Loan Inc Home Equity Loan Trust(b)	US0001M + 1.080%	1.1720	09/25/35	4,252,538
1,293,722	Nomura Home Equity Loan Inc Home Equity Loan Trust(b)	US0001M + 0.555%	0.6460	03/25/36	1,264,452
21,440,700	Nomura Home Equity Loan Inc Home Equity Loan Trust(b)	US0001M + 0.300%	0.3920	07/25/36	15,899,422
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1(b)	US0001M + 3.000%	3.0920	05/25/33	2,885,023
10,000,000	NovaStar Mortgage Funding Trust Series 2004-4(b)	US0001M + 2.550%	2.6420	03/25/35	10,036,385
15,316,316	NovaStar Mortgage Funding Trust Series 2007-2(b)	US0001M + 0.300%	0.3920	09/25/37	14,280,622
5,940,905	Opteum Mortgage Acceptance Corp Asset Backed(b)	US0001M + 0.645%	0.7360	12/25/35	6,345,098
9,540,000	Option One Mortgage Loan Trust 2005-3(b)	US0001M + 0.930%	1.0220	08/25/35	8,959,496
2,301,807	Option One Mortgage Loan Trust 2005-3(b)	US0001M + 1.005%	1.0960	08/25/35	863,205
3,495,038	Option One Mortgage Loan Trust 2005-4(b)	US0001M + 0.900%	0.9920	11/25/35	3,358,601
2,294,305	Option One Mortgage Loan Trust 2005-5(b)	US0001M + 0.870%	0.9610	12/25/35	2,096,488
54,206,000	Option One Mortgage Loan Trust 2006-1(b)	US0001M + 0.570%	0.6620	01/25/36	47,012,863
12,561,852	Option One Mortgage Loan Trust 2007-CP1(b)	US0001M + 0.300%	0.3920	03/25/37	8,767,474
9,828,579	Ownit Mortgage Loan Trust Series 2005-4(b)	US0001M + 0.825%	0.9160	08/25/36	9,657,649
2,628,117	Park Place Securities Inc Asset-Backed(b)	US0001M + 1.725%	1.8160	10/25/34	2,079,709
6,346,905	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.175%	2.2660	10/25/34	5,798,616
1,351,005	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.925%	3.0170	10/25/34	660,274
3,099,568	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.025%	2.1170	12/25/34	3,092,646
16,472,779	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.100%	2.1920	12/25/34	16,546,933
7,333,569	Park Place Securities Inc Asset-Backed(b)	US0001M + 1.950%	2.0410	02/25/35	7,156,433
3,000,888	Park Place Securities Inc Asset-Backed(b)	US0001M + 2.625%	2.7160	02/25/35	2,538,278
7,533,910	Park Place Securities Inc Asset-Backed(b)	US0001M + 1.875%	1.9660	03/25/35	6,964,012
3,171,087	Park Place Securities Inc Asset-Backed(b)	US0001M + 1.800%	1.8920	06/25/35	3,403,470
2,310,000	Park Place Securities Inc Asset-Backed(b)	US0001M + 0.975%	1.0660	07/25/35	2,180,400
3,641,411	Park Place Securities Inc Asset-Backed(b)	US0001M + 1.020%	1.1120	07/25/35	4,305,499
21,328,786	Park Place Securities Inc Asset-Backed(b)	US0001M + 0.960%	1.0510	08/25/35	18,380,434
16,221,904	Park Place Securities Inc Asset-Backed(b)	US0001M + 0.915%	1.0060	09/25/35	14,606,842
3,412,042	Park Place Securities Inc Asset-Backed(b)	US0001M + 0.990%	1.0820	09/25/35	3,123,253

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
6,739,731	Popular A.B.S Mortgage Pass-Through Trust 2006-B(b)	US0001M + 0.750%	0.8420	05/25/36	$ 5,311,899
8,301,147	Popular A.B.S Mortgage Pass-Through Trust 2007-A(b)	US0001M + 0.310%	0.4020	06/25/47	7,115,472
6,000,000	Quest Trust(a),(b)	US0001M + 3.525%	3.6160	09/25/34	5,481,857
5,984,900	Quest Trust(a),(b)	US0001M + 3.375%	3.4670	03/25/35	6,076,407
8,674,000	RAAC Series 2006-RP1 Trust(b)	US0001M + 1.850%	1.9420	10/25/45	8,924,862
4,387,990	RAAC Series 2006-RP2 Trust(a),(b)	US0001M + 1.250%	1.3420	02/25/37	3,398,946
4,638,000	RAAC Series 2006-RP4 Trust(b)	US0001M + 2.000%	2.0910	01/25/46	4,357,479
1,910,837	RAAC Series 2007-SP1 Trust(b)	US0001M + 1.500%	1.5910	03/25/37	1,656,559
13,929,943	RAAC Series 2007-SP3 Trust(b)	US0001M + 2.250%	2.3420	09/25/47	11,449,688
2,200,378	RAMP Series 2005-EFC1 Trust(b)	US0001M + 1.200%	1.8920	05/25/35	1,590,807
11,363,000	RAMP Series 2005-EFC4 Trust(b)	US0001M + 0.700%	1.1410	09/25/35	10,169,952
3,416,258	RAMP Series 2005-EFC6 Trust(b)	US0001M + 0.630%	0.7220	11/25/35	2,140,487
2,528,579	RAMP Series 2005-RS1 Trust(b)	US0001M + 0.800%	1.2920	01/25/35	2,376,083
3,019,757	RAMP Series 2005-RS8 Trust(b)	US0001M + 0.600%	0.9920	09/25/35	2,674,014
8,371,203	RAMP Series 2006-EFC1 Trust(b)	US0001M + 0.540%	0.9020	02/25/36	8,267,947
15,190,507	RAMP Series 2006-NC3 Trust(b)	US0001M + 0.360%	0.6320	03/25/36	13,456,328
2,359,455	RAMP Series 2006-RS1 Trust(b)	US0001M + 0.410%	0.7060	01/25/36	1,888,297
3,420,536	RAMP Series 2006-RS4 Trust(b)	US0001M + 0.380%	0.6620	07/25/36	3,178,814
7,599,232	RAMP Series 2006-RZ3 Trust(b)	US0001M + 0.380%	0.4710	08/25/36	7,560,433
8,060,000	RAMP Series 2006-RZ4 Trust(b)	US0001M + 0.350%	0.4420	10/25/36	7,775,102
15,293,026	RAMP Series 2006-RZ4 Trust(b)	US0001M + 0.380%	0.4710	10/25/36	13,617,613
11,474,227	RAMP Series 2006-RZ5 Trust(b)	US0001M + 0.360%	0.4520	08/25/46	11,116,739
3,282,616	RASC Series 2004-KS6 Trust(b)	US0001M + 1.180%	1.8610	07/25/34	3,125,443
13,835,556	RASC Series 2005-AHL3 Trust(b)	US0001M + 0.440%	0.7520	11/25/35	11,277,509
1,754,746	RASC Series 2005-EMX1 Trust(a),(b)	US0001M + 4.500%	4.5920	03/25/35	1,726,425
2,607,587	RASC Series 2005-EMX3 Trust(b)	US0001M + 0.720%	1.1720	09/25/35	2,070,267
2,677,856	RASC Series 2005-KS1 Trust(b)	US0001M + 1.250%	1.9670	02/25/35	2,667,794
6,046,811	RASC Series 2005-KS12 Trust(b)	US0001M + 0.670%	1.0960	01/25/36	5,835,780
1,365,417	RASC Series 2005-KS2 Trust(b)	US0001M + 0.770%	1.2460	03/25/35	1,413,054
1,498,951	RASC Series 2005-KS6 Trust(b)	US0001M + 1.700%	2.6420	07/25/35	1,497,137
2,285,325	RASC Series 2005-KS9 Trust(b)	US0001M + 1.250%	1.9660	10/25/35	1,716,030
2,692,481	RASC Series 2006-EMX1 Trust(b)	US0001M + 0.470%	0.7960	01/25/36	1,791,978
7,921,526	RASC Series 2006-EMX2 Trust(b)	US0001M + 0.420%	0.7220	02/25/36	5,855,825
8,793,375	RASC Series 2006-EMX3 Trust(b)	US0001M + 0.330%	0.5870	04/25/36	7,353,190

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
8,959,735	RASC Series 2006-EMX4 Trust(b)	US0001M + 0.280%	0.5110	06/25/36	$ 7,392,790
7,421,620	RASC Series 2006-KS1 Trust(b)	US0001M + 0.530%	0.8860	02/25/36	6,895,553
5,029,232	RASC Series 2006-KS2 Trust(b)	US0001M + 0.750%	0.8420	03/25/36	4,193,422
9,414,521	RASC Series 2006-KS4 Trust(b)	US0001M + 0.300%	0.5420	06/25/36	8,508,857
17,352,899	RASC Series 2006-KS7 Trust(b)	US0001M + 0.300%	0.3920	09/25/36	15,862,118
7,289,656	RASC Series 2006-KS8 Trust(b)	US0001M + 0.290%	0.3810	10/25/36	6,960,470
16,074,000	RASC Series 2007-KS1 Trust(b)	US0001M + 0.240%	0.3310	01/25/37	11,762,961
31,286,043	RASC Series 2007-KS2 Trust(b)	US0001M + 0.260%	0.3520	02/25/37	29,346,696
10,820,676	RASC Series 2007-KS3 Trust(b)	US0001M + 0.380%	0.4710	04/25/37	8,912,099
2,104,677	Renaissance Home Equity Loan Trust 2002-1(b)	US0001M + 2.925%	3.0170	06/25/32	1,833,049
1,335,987	Renaissance Home Equity Loan Trust 2002-2(b)	US0001M + 2.250%	2.3420	08/25/32	1,310,652
454,954	Renaissance Home Equity Loan Trust 2003-2(c)		4.3320	08/25/33	443,860
6,999,243	Renaissance Home Equity Loan Trust 2004-3(c)		5.2840	11/25/34	7,069,046
12,175,428	Renaissance Home Equity Loan Trust 2005-1(c)		5.4050	05/25/35	2,387,022
7,910,580	Renaissance Home Equity Loan Trust 2005-2(c)		5.1010	08/25/35	2,300,723
54,645	RFMSI Series 2005-SA1 Trust(d)		2.3970	03/25/35	30,436
190,635	SASCO Mortgage Loan Trust 2003-GEL1(b)	US0001M + 4.500%	4.5920	10/25/33	166,156
2,309,753	Saxon Asset Securities Trust 2004-2(c)		6.0000	08/25/35	2,080,602
2,149,653	Saxon Asset Securities Trust 2005-2(b)	US0001M + 0.705%	0.7960	10/25/35	1,994,692
4,422,832	Saxon Asset Securities Trust 2005-4(b)	US0001M + 0.930%	1.0220	11/25/37	3,398,859
11,065,000	Saxon Asset Securities Trust 2006-2(b)	US0001M + 0.300%	0.3920	09/25/36	10,434,045
11,137,967	Saxon Asset Securities Trust 2006-2(b)	US0001M + 0.320%	0.4120	09/25/36	10,277,655
36,690,000	Saxon Asset Securities Trust 2007-3(b)	US0001M + 0.800%	0.8920	09/25/47	34,642,293
21,892,000	Saxon Asset Securities Trust 2007-3(b)	US0001M + 0.800%	0.8920	09/25/47	20,386,262
4,287,175	Saxon Asset Securities Trust 2007-3(b)	US0001M + 0.900%	0.9920	09/25/47	3,448,508
10,935,000	Saxon Asset Securities Trust 2007-4(a),(b)	US0001M + 3.000%	3.0920	12/25/37	7,309,421
7,000,000	Seasoned Credit Risk Transfer Trust Series 2020-2(d)		4.2500	11/25/59	7,397,704
123,561	Securitized Asset Backed Receivables, LLC Trust(b)	US0001M + 1.830%	1.9220	01/25/35	130,748
6,301,000	Securitized Asset Backed Receivables, LLC Trust(b)	US0001M + 0.960%	1.0510	10/25/35	5,384,510
8,989,685	Securitized Asset Backed Receivables, LLC Trust(b)	US0001M + 1.005%	1.0960	10/25/35	5,365,604
6,243,675	Securitized Asset Backed Receivables, LLC Trust(b)	US0001M + 0.600%	0.6910	11/25/35	5,694,557
1,500,000	Security National Mortgage Loan Trust 2005-2(a),(d)		7.3050	02/25/35	1,277,769
13,751,717	Sequoia Mortgage Trust 2004-10(d)		0.7200	11/20/34	157,482
1,187,856	Sequoia Mortgage Trust 2004-10(b)	US0001M + 0.750%	0.8430	11/20/34	1,001,401

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
5,879,000	SG Mortgage Securities Trust 2005-OPT1(b)	US0001M + 0.885%	0.9760	10/25/35	$ 5,516,220
2,748,717	Soundview Home Loan Trust 2005-1(b)	US0001M + 1.950%	2.0410	04/25/35	2,952,101
2,455,104	Soundview Home Loan Trust 2005-3(b)	US0001M + 0.990%	1.0820	06/25/35	2,537,184
1,701,310	Soundview Home Loan Trust 2005-A(b)	US0001M + 1.350%	1.4420	04/25/35	1,815,880
4,542,879	Soundview Home Loan Trust 2005-OPT1(b)	US0001M + 0.825%	0.9160	06/25/35	4,260,932
5,321,456	Soundview Home Loan Trust 2005-OPT1(b)	US0001M + 1.050%	1.1410	06/25/35	3,185,209
8,802,000	Soundview Home Loan Trust 2005-OPT2(b)	US0001M + 0.975%	1.0660	08/25/35	7,664,935
5,708,590	Soundview Home Loan Trust 2005-OPT2(b)	US0001M + 1.125%	1.2170	08/25/35	3,120,590
1,787,500	Soundview Home Loan Trust 2005-OPT3(b)	US0001M + 1.020%	1.1120	11/25/35	1,171,363
6,603,345	Soundview Home Loan Trust 2005-OPT4(b)	US0001M + 0.825%	0.9160	12/25/35	5,522,755
10,908,444	Soundview Home Loan Trust 2006-1(b)	US0001M + 0.615%	0.7060	02/25/36	11,342,299
26,042,905	Soundview Home Loan Trust 2006-EQ1(b)	US0001M + 0.250%	0.3410	10/25/36	28,217,629
57,216,436	Soundview Home Loan Trust 2006-OPT2(b)	US0001M + 0.450%	0.5420	05/25/36	53,878,943
9,991,372	Soundview Home Loan Trust 2006-OPT3(b)	US0001M + 0.310%	0.4020	06/25/36	9,609,370
16,446,909	Soundview Home Loan Trust 2006-OPT4(b)	US0001M + 0.420%	0.5110	06/25/36	15,668,378
16,000,000	Soundview Home Loan Trust 2006-OPT5(b)	US0001M + 0.240%	0.3310	07/25/36	15,130,525
51,793,516	Soundview Home Loan Trust 2006-OPT5(b)	US0001M + 0.250%	0.3410	07/25/36	50,839,950
4,210,678	Specialty Underwriting & Residential Finance Trust(b)	US0001M + 0.975%	1.0660	06/25/36	3,589,681
5,062,056	Specialty Underwriting & Residential Finance Trust(b)	US0001M + 0.585%	0.6770	12/25/36	5,258,624
8,500,000	STACR Trust 2018-HRP1(a),(b)	US0001M + 3.750%	3.8410	04/25/43	8,750,179
10,000,000	STACR Trust 2018-HRP2(b)	US0001M + 2.400%	2.4910	02/25/47	10,195,892
4,000,000	STACR Trust 2018-HRP2(b)	US0001M + 4.200%	4.2910	02/25/47	4,234,271
2,400,000	STACR Trust 2018-HRP2(b)	US0001M + 10.500%	10.5910	02/25/47	2,760,977
2,165,417	Structured Asset Investment Loan Trust 2004-10(b)	US0001M + 3.750%	3.8410	11/25/34	2,897,093
3,130,599	Structured Asset Investment Loan Trust 2004-BNC2(b)	US0001M + 1.725%	1.8160	12/25/34	2,872,482
25,570,000	Structured Asset Investment Loan Trust 2005-4(b)	US0001M + 0.975%	1.0660	05/25/35	24,473,162
12,586,166	Structured Asset Investment Loan Trust 2005-5(b)	US0001M + 0.975%	1.0660	06/25/35	12,767,852
15,111,050	Structured Asset Investment Loan Trust 2005-6(b)	US0001M + 0.975%	1.0660	07/25/35	14,419,310
9,268,143	Structured Asset Investment Loan Trust 2005-8(b)	US0001M + 0.750%	0.8420	10/25/35	9,331,442
3,037,593	Structured Asset Investment Loan Trust 2005-HE2(b)	US0001M + 0.780%	0.8710	07/25/35	2,753,123
9,093,000	Structured Asset Investment Loan Trust 2005-HE3(b)	US0001M + 0.735%	0.8260	09/25/35	8,570,968
2,001,974	Structured Asset Investment Loan Trust 2005-HE3(b)	US0001M + 0.795%	0.8860	09/25/35	2,581,878
145,458	Structured Asset Mortgage Investments II Trust(d)		2.0230	10/19/34	140,836
2,516,574	Structured Asset Mortgage Investments II Trust(b)	US0001M + 0.750%	0.8430	07/19/35	2,372,698

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 90.9% (Continued)
1,490,197	Structured Asset Mortgage Investments Trust(b)	US0001M + 0.825%	0.9180	02/19/33	$ 1,206,111
2,465,671	Structured Asset Securities Corp 2005-NC1(b)	US0001M + 1.950%	2.0410	02/25/35	2,433,108
1,982,949	Structured Asset Securities Corp 2005-RMS1(b)	US0001M + 0.750%	0.8420	02/25/35	1,886,595
478,047	Structured Asset Securities Corp 2005-WF1(b)	US0001M + 1.905%	1.9960	02/25/35	479,370
3,392,722	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 1.050%	1.1410	05/25/35	3,129,418
1,876,560	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 3.750%	3.8410	07/25/35	1,882,067
6,876,000	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 1.425%	1.5160	02/25/36	5,371,658
6,009,217	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 0.230%	0.3220	02/25/37	6,573,041
9,415,856	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 0.300%	0.3920	08/25/46	9,133,602
7,000,000	Structured Asset Securities Corp Mortgage Loan(b)	US0001M + 0.300%	0.3920	05/25/47	6,191,068
6,246,250	Structured Asset Securities Corp Trust 2005-AR1(b)	US0001M + 0.750%	0.8420	09/25/35	6,170,668
7,793,006	Terwin Mortgage Trust 2006-1(a),(b)	US0001M + 0.735%	0.8260	01/25/37	6,724,037
10,891,173	Terwin Mortgage Trust 2006-5(a),(b)	US0001M + 0.540%	0.6320	07/25/37	9,916,242
7,425,000	Terwin Mortgage Trust 2006-7(a),(b)	US0001M + 0.540%	0.6320	07/25/37	6,098,577
5,740,000	Terwin Mortgage Trust 2007-QHL1(a),(b)	US0001M + 1.500%	1.5910	10/25/38	5,721,054
2,997,346	Terwin Mortgage Trust Series TMTS 2005-6HE(b)	US0001M + 1.200%	1.2920	04/25/36	3,014,308
436,583	Thornburg Mortgage Securities Trust 2004-2(b)	US0001M + 1.000%	1.0910	06/25/44	253,416
757,000	Truman Capital Mortgage Loan Trust(a),(b)	US0001M + 5.250%	3.5920	03/25/37	814,378
874,857	WaMu Mortgage Pass-Through Certificates Series(d)		2.5750	10/25/33	763,620
132,988	WaMu Mortgage Pass-Through Certificates Series(b)	COF 11 + 1.250%	1.5930	11/25/42	135,431
2,331,185	Washington Mutural Asset-Backed Certificates WMABS(b)	US0001M + 0.540%	0.6320	04/25/36	1,844,663
7,125,287	Wells Fargo Home Equity Asset-Backed Securities(b)	US0001M + 0.675%	0.7670	05/25/36	5,898,429
10,645,291	Wells Fargo Home Equity Asset-Backed Securities(b)	US0001M + 0.350%	0.4420	07/25/36	9,578,500
12,264,321	Wells Fargo Home Equity Asset-Backed Securities(b)	US0001M + 0.405%	0.4970	01/25/37	12,622,818
					3,486,093,570
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,754,720,127)

	TOTAL INVESTMENTS - 98.4% (Cost $3,026,608,711)				$ 3,773,843,873
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%				59,879,812
	NET ASSETS - 100.0%				$ 3,833,723,685

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

COF 11	Cost of Funds for the 11th District of San Francisco
ICE LIBOR USD 1 Month	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021 the total market value of 144A securities is $433,515,502 or 11.3% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2021.
(d)	Variable rate security; the rate shown represents the rate on June 30, 2021.
(e)	Illiquid security. Total illiquid securities represents 0.1% of net assets as of June 30, 2021.

See accompanying notes which are an integral part of this schedule of investments.